                                                                                                            July 2, 2007

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, NW
Washington, DC 20549-1004

Re:            Washington Mutual Investors Fund, Inc.
File Nos.  002-11051
                  811-00604

Gentlemen:

Pursuant to Rule 497(j),  I hereby certify that no changes have been made to the form of prospectus and Statement of Additional  Information since the electronic filing on June 28, 2007 of Registrant's  Post-Effective  Amendment No. 113 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940.

                                          Sincerely,

                                          /s/Burton L. Raimi
                                          Secretary